Semiannual Report - Financial Statements

T. Rowe Price

Equity Index 500 Fund

June 30, 2001

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T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Unaudited                       For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
                      6 Months      Year
                         Ended     Ended
                       6/30/01  12/31/00 12/31/99  12/31/98  12/31/97  12/31/96
NET ASSET VALUE
Beginning of period    $ 35.50  $ 39.56  $ 33.38  $  26.38  $  20.34  $  17.21
 ...............................................................................
Investment activities
 Net investment
 income (loss)           0.15*    0.33*    0.34*     0.33*     0.35*     0.38*
 Net realized and
 unrealized gain (loss) (2.61)   (3.98)    6.49      7.10      6.28      3.47
 ...............................................................................
 Total from
 investment activities  (2.46)   (3.65)    6.83      7.43      6.63      3.85
 ...............................................................................
Distributions
 Net investment income  (0.15)   (0.33)   (0.34)    (0.34)    (0.34)    (0.38)
 Net realized gain          -    (0.08)   (0.31)    (0.09)    (0.25)    (0.34)
 ...............................................................................
 Total distributions    (0.15)   (0.41)   (0.65)    (0.43)    (0.59)    (0.72)
 ...............................................................................
NET ASSET VALUE
 ...............................................................................
End of period          $ 32.89  $ 35.50  $ 39.56  $  33.38  $  26.38  $  20.34
 ...............................................................................
RATIOS/SUPPLEMENTAL DATA

Total return**         (6.91)%*  (9.30)%*  20.64%*   28.31%*   32.87%*   22.65%*
 ................................................................................
Ratio of total expenses
to average net assets   0.35%*+  0.35%*    0.40%*   0.40%*    0.40%*    0.40%*
 ................................................................................
Ratio of net investment
income (loss) to average
net assets              0.91%*+   0.85%*   0.98%*    1.17%*    1.49%*   2.05%*
 ................................................................................
Portfolio turnover
rate                    4.3%+     9.1%     5.2%      4.7%      0.7%      1.3%
Net assets,
end of period
(in millions)          $ 3,643  $ 4,045  $ 5,049  $  3,347  $  1,908  $    808
 ................................................................................

** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 0.40% voluntary expense limitation in effect through 12/31/99 and a 0.35% voluntary expense limitation in effect through 12/31/02.
+    Annualized

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2001

STATEMENT OF NET ASSETS                            Shares/Par       Value
                                                         In thousands
COMMON STOCKS  99.1%
BASIC MATERIALS  2.6%
Chemicals  1.4%
DuPont                                               341,743   $   16,486
Dow Chemical                                         294,026        9,776
Air Products and Chemicals                            74,602        3,413
PPG Industries                                        55,498        2,917
Praxair                                               52,847        2,484
Rohm & Haas                                           72,528        2,386
Avery Dennison                                        36,724        1,875
Ecolab                                                42,007        1,721
Goodyear Tire & Rubber                                52,838        1,479
Eastman Chemical                                      24,931        1,187
Sherwin-Williams                                      52,730        1,171
Engelhard                                             40,976        1,057
Sealed Air *ss.                                       27,349        1,019
Sigma Aldrich                                         25,005          966
Ashland                                               22,742          912
FMC *                                                 10,254          703
Great Lakes Chemicalss.                               16,231          501
Hercules                                              33,486          378
                                                                   50,431

Forest Products & Paper  0.5%
International Paper                                  158,195        5,647
Weyerhaeuser                                          70,688        3,886
Georgia-Pacific                                       74,890        2,535
Willamette Industries                                 36,355        1,800
Mead                                                  32,017          869
Westvaco                                              33,432          812
Bemis                                                 16,925          680
Pactiv *                                              49,881          668
Boise Cascade                                         18,331          645
Louisiana Pacificss.                                  36,025          423
Potlatch                                               9,247          318
                                                                   18,283


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Gold  0.1%
Barrick Goldss.                                      129,383   $    1,960
Newmont Mining                                        64,305        1,197
Placer Dome                                          109,239        1,071
Homestake Mining                                      82,216          637
Freeport McMoRan Copper Gold (Class B) *              48,977          541
                                                                    5,406

Metals and Mining  0.6%
Alcoa                                                283,878       11,185
Alcan                                                103,983        4,369
Nucor                                                 25,901        1,266
Phelps Dodge                                          26,180        1,087
Inco *                                                60,467        1,044
USX-U.S. Steelss.                                     30,243          609
Allegheny Technologies                                25,561          462
Ball                                                   9,415          448
Worthington Industries                                26,772          364
                                                                   20,834
Total Basic Materials                                              94,954

BUSINESS SERVICES  0.9%
Advertising  0.3%
Omnicom                                               60,587        5,210
Interpublic Group                                    120,464        3,536
TMP Worldwide *ss.                                    34,800        2,088
                                                                   10,834

Business Services  0.3%
Paychex                                              122,755        4,910
IMS Health                                            96,633        2,754
Moody's                                               53,741        1,800
Quintiles Transnational *ss.                          38,300          967
                                                                   10,431

Environmental Services  0.2%
Waste Management                                     204,202        6,294
Allied Waste Industries *                             65,800        1,229
                                                                    7,523


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Industrial Services  0.1%
Cintasss.                                             55,550   $    2,569
Robert Half *                                         57,400        1,429
Ryder System                                          18,778          368
                                                                    4,366
Total Business Services                                            33,154


CONSUMER DISCRETIONARY  4.0%
Entertainment  1.0%
Viacom (Class B) *                                   582,064       30,122
Carnival (Class A)                                   191,858        5,890
                                                                   36,012

Hotels  0.2%
Marriott (Class A)                                    78,657        3,724
Starwood Hotels & Resorts Worldwide, REIT             63,600        2,371
Hilton                                               120,715        1,400
Harrah's Entertainment *                              38,104        1,345
                                                                    8,840

Leisure  0.4%
Harley-Davidson                                       99,900        4,703
Eastman Kodak                                         98,379        4,593
Mattel                                               139,617        2,642
Hasbro                                                55,316          799
Brunswick                                             29,217          702
                                                                   13,439

Media  1.3%
Disney                                               682,776       19,725
Comcast (Class A Special) *                          307,846       13,360
Clear Channel Communications *                       191,607       12,014
Univision Communications *ss.                         67,500        2,888
                                                                   47,987

Publishing  0.6%
Gannett                                               86,225        5,682
McGraw-Hill                                           64,162        4,244
Tribune                                               99,327        3,974
New York Times (Class A)                              53,348        2,241

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Dow Jones                                             28,628   $    1,710
Knight-Ridderss.                                      24,215        1,436
R.H. Donnelley *                                      40,777        1,211
Deluxe                                                24,362          704
Meredith                                              15,786          565
American Greetings (Class A)ss.                       19,207          211
                                                                   21,978

Restaurants  0.5%
McDonald's                                           423,529       11,461
Starbucks *                                          124,000        2,852
Tricon Global Restaurants *                           48,247        2,118
Darden Restaurants                                    39,503        1,102
Wendys                                                38,444          982
                                                                   18,515
Total Consumer Discretionary                                      146,771

CONSUMER NONDURABLES  6.9%
Alcohol  0.4%
Anheuser-Busch                                       295,656       12,181
Brown-Forman (Class B)                                22,464        1,436
Coors (Class B)                                       11,674          586
                                                                   14,203

Apparel & Textiles  0.2%
NIKE (Class B)                                        88,708        3,725
V. F.                                                 37,282        1,356
Liz Claiborness.                                      17,394          878
Reebok *ss.                                           18,587          594
                                                                    6,553

Beverages  1.6%
Coca-Cola                                            814,762       36,664
PepsiCo                                              479,290       21,185
                                                                   57,849

Food  1.7%
Unilever                                             187,612       11,176
Sysco                                                222,072        6,029

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Sara Lee                                             257,841   $    4,884
Heinz                                                113,610        4,646
General Mills                                         92,878        4,066
Quaker Oats                                           43,479        3,967
Kellogg                                              132,599        3,845
Campbell                                             136,859        3,524
ConAgra                                              175,123        3,469
Wrigley                                               73,570        3,447
Ralston Purina                                       101,872        3,058
Hershey Foods                                         44,298        2,734
Archer-Daniels-Midland                               209,265        2,720
Coca-Cola Enterprises                                136,598        2,233
Pepsi Bottling Group                                  46,200        1,853
Supervalu                                             41,870          735
                                                                   62,386

Home Products  1.9%
Procter & Gamble                                     425,835       27,168
Colgate-Palmolive                                    183,790       10,842
Gillette                                             347,045       10,061
Kimberly-Clark                                       175,038        9,785
Avonss.                                               77,938        3,607
Clorox                                                78,108        2,644
Newell Rubbermaid                                     87,479        2,196
Fortune Brands                                        50,436        1,935
International Flavors & Fragrances                    31,757          798
Alberto Culver (Class B)ss.                           18,801          790
Tupperware                                            19,478          456
National Service Industries                           14,314          323
                                                                   70,605

Tobacco  1.1%
Philip Morris                                        720,561       36,569
UST                                                   52,892        1,526
                                                                   38,095
Total Consumer Nondurables                                        249,691


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DURABLE GOODS  1.3%
Construction & Real Property  0.2%
Masco                                                146,454   $    3,656
Vulcan Materials                                      32,700        1,758
Centex                                                19,028          775
Pulte                                                 13,309          567
KB Home                                               14,457          436
                                                                    7,192

Consumer Durables  0.1%
Leggett & Platt                                       63,100        1,390
Whirlpool                                             22,147        1,384
Black & Decker                                        26,790        1,057
Maytag                                                25,476          746
                                                                    4,577

Motor Vehicles  1.0%
Ford Motor                                           599,102       14,708
General Motors                                       180,080       11,588
Delphi Automotive Systems                            181,825        2,896
Johnson Controls                                      27,864        2,019
PACCAR                                                25,106        1,291
Danass.                                               49,649        1,159
Visteon                                               41,826          769
Navistar *                                            19,014          535
Cooper Tire                                           25,217          358
                                                                   35,323
Total Durable Goods                                                47,092

ENERGY  7.2%
Energy Reserves & Production  5.6%
Exxon Mobil                                        1,129,882       98,695
Royal Dutch Petroleum ADR                            702,278       40,922
Enron                                                244,902       12,000
El Paso Electric                                     166,639        8,755
Conoco (Class B)                                     204,951        5,923
Williams Companies                                   158,391        5,219

Phillips Petroleumss.                                 84,140   $    4,796
Anadarko Petroleum                                    81,237        4,389
Transocean Sedco Forex                               104,342        4,304
Occidental Petroleum                                 121,995        3,244
Burlington Resources                                  70,661        2,823
Unocal                                                78,953        2,696
Amerada Hess                                          29,074        2,349
Devon Energy                                          42,058        2,208
Tosco                                                 47,800        2,106
Apache                                                40,431        2,052
Kerr-McGee                                            30,676        2,033
EOG Resources                                         37,900        1,348
                                                                  205,862

Oil Refining  1.0%
Chevron                                              210,634       19,062
Texaco                                               180,370       12,013
USX-Marathon                                         102,850        3,035
Sun                                                   27,795        1,018
                                                                   35,128

Oil Service  0.6%
Schlumberger                                         187,858        9,891
Halliburton                                          140,549        5,003
Baker Hughes                                         109,277        3,661
Nabors Industries *                                   47,900        1,782
Noble Drilling *                                      43,900        1,438
Rowan *                                               30,896          683
McDermott International *                             21,311          248
                                                                   22,706
Total Energy                                                      263,696

FINANCIAL  18.3%
Banks  8.8%
Citigroup                                          1,646,775       87,016
Bank of America                                      524,220       31,469
J.P. Morgan Chase                                    649,122       28,951

Wells Fargo                                          562,080   $   26,097
U.S. Bancorp                                         623,985       14,221
FleetBoston Financial                                356,265       14,055
Bank One                                             378,975       13,567
Bank of New York                                     242,737       11,651
Fifth Third Bancorpss.                               188,362       11,311
First Unionss.                                       321,635       11,238
Mellon Financial                                     156,268        7,188
SunTrust                                              97,550        6,319
PNC Financial Services Group                          94,854        6,240
National City                                        199,570        6,143
State Street                                         106,750        5,283
Wachovia                                              68,971        4,907
BB&T                                                 132,263        4,854
Northern Trust                                        73,034        4,565
KeyCorp                                              138,872        3,618
Comerica                                              58,451        3,367
Synovus Financial                                     93,979        2,949
SouthTrust                                           112,142        2,916
Regions Financial                                     79,228        2,535
AmSouth                                              123,316        2,280
Charter One Financial                                 67,659        2,158
Union Planters                                        44,924        1,959
Zions Bancorp                                         30,200        1,782
Huntington Bancshares                                 82,448        1,348
                                                                  319,987

Financial Services  3.4%
Fannie Mae                                           327,587       27,894
American Express                                     435,518       16,898
Freddie Mac                                          227,837       15,949
Household International                              151,942       10,134
MBNA                                                 279,707        9,216
Marsh & McLennan                                      90,234        9,114
Providian Financial                                   94,116        5,572
Cendant *                                            278,446        5,430
Capital One Financial                                 68,189        4,091

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USA Education                                         53,871   $    3,933
Concord EFS *                                         71,950        3,742
Aon                                                   84,369        2,953
H&R Block                                             30,216        1,950
Countrywide Credit                                    38,425        1,763
Equifax                                               46,390        1,702
Conseco *ss.                                         110,744        1,512
Temple-Inland                                         16,130          859
                                                                  122,712

Life & Health Insurance  0.9%
MetLifess.                                           250,700        7,767
American General                                     165,294        7,678
AFLAC                                                174,300        5,489
CIGNA                                                 50,167        4,807
Lincoln National                                      62,202        3,219
UNUMProvident                                         79,937        2,567
Torchmark                                             41,625        1,674
                                                                   33,201

Property & Casualty Insurance  3.0%
American International Group                         762,831       65,604
Allstate                                             240,082       10,561
Hartford Financial Services                           77,764        5,319
Chubb                                                 57,560        4,457
Loews                                                 65,006        4,188
St. Paul Companies                                    70,931        3,596
Progressive                                           24,045        3,251
MBIA                                                  48,171        2,682
MGIC Investment                                       35,288        2,563
Jefferson Pilot                                       50,784        2,454
Cincinnati Financial                                  52,635        2,079
AMBAC                                                 34,250        1,993
SAFECO                                                42,745        1,261
                                                                  110,008

Securities & Asset Management  1.8%
Morgan Stanley Dean Witter                           365,444       23,472
Merrill Lynch                                        274,404       16,258

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Charles Schwab                                       453,959   $    6,946
Lehman Brothers                                       81,832        6,362
John Hancock Financial Services                      100,600        4,050
Franklin Resources                                    86,278        3,949
Stilwell Financial                                    73,800        2,477
Bear Stearns                                          35,047        2,067
T. Rowe Price                                         40,200        1,503
                                                                   67,084

Thrift Institutions  0.4%
Washington Mutual                                    287,768       10,806
Golden West Financial                                 51,654        3,318
                                                                   14,124
Total Financial                                                   667,116

HEALTH CARE  13.5%
Drugs, Medicine  8.5%
Pfizer                                             2,068,714       82,852
Merck                                                749,838       47,922
Bristol-Myers Squibb                                 636,376       33,283
Eli Lilly                                            369,501       27,343
American Home Products                               429,953       25,126
Amgen *                                              341,286       20,709
Pharmacia                                            425,928       19,571
Schering-Plough                                      478,910       17,356
Cardinal Health                                      145,729       10,055
Forest Laboratories *                                 57,500        4,083
Allergan                                              43,328        3,705
McKesson HBOC                                         93,078        3,455
MedImmune *                                           70,100        3,309
Chiron *                                              63,200        3,223
King Pharmaceuticals *ss.                             54,806        2,946
Biogen *                                              48,400        2,631
Watson Pharmaceuticals *                              34,700        2,139
Applera-Applied Biosystems                            69,284        1,853
                                                                  311,561


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Medical Products  4.3%
Johnson & Johnson                                    991,956   $   49,598
Tyco                                                 632,721       34,483
Abbott Laboratories                                  507,335       24,357
Medtronic                                            393,658       18,112
Baxter                                               193,222        9,468
Guidant *                                            100,281        3,610
Stryker                                               63,900        3,505
Becton, Dickinson                                     84,645        3,030
Biomet                                                59,038        2,837
Boston Scientific *                                  133,363        2,267
St. Jude Medical *                                    28,367        1,702
Thermo Electron *                                     59,988        1,321
C. R. Bard                                            16,526          941
Bausch & Lomb                                         17,259          626
                                                                  155,857

Medical Providers & Services  0.7%
HCA-Healthcare                                       176,038        7,955
UnitedHealth                                         104,684        6,464
Tenet Healthcare *                                   105,089        5,422
HealthSouth *                                        127,679        2,039
Wellpoint Health Networks *                           20,400        1,922
Manor Care *                                          32,857        1,043
Humana *                                              56,715          559
                                                                   25,404
Total Health Care                                                 492,822

INDUSTRIAL  7.5%
Defense and Aerospace  1.6%
Boeing                                               285,230       15,859
United Technologies                                  154,224       11,298
Honeywell                                            264,906        9,269
Lockheed Martin                                      140,775        5,216
General Dynamics                                      65,679        5,111
Raytheonss.                                          112,748        2,993
Northrop Grumman                                      27,813        2,228

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TRW                                                   41,171   $    1,688
B.F. Goodrich                                         33,284        1,264
ITT Industries                                        28,348        1,254
                                                                   56,180

Heavy Electrical Equipment  5.2%
GE                                                 3,252,216      158,545
3M                                                   129,764       14,806
Emerson Electric                                     140,759        8,516
Rockwell                                              60,325        2,300
Cooper Industries                                     31,020        1,228
American Power Conversion *                           63,100          994
Cummins Enginess.                                     13,669          529
Thomas & Betts                                        20,391          450
                                                                  187,368

Heavy Machinery  0.2%
Caterpillar                                          112,189        5,615
Deere                                                 76,540        2,897
                                                                    8,512

Industrial Parts  0.5%
Illinois Tool Works                                   99,183        6,278
Textron                                               46,579        2,564
Ingersoll-Rand                                        52,379        2,158
Genuine Parts                                         57,362        1,807
Parker Hannifin                                       38,651        1,640
W. W. Grainger                                        31,429        1,294
Stanley Works                                         27,841        1,166
Pall                                                  40,007          941
Crane                                                 20,732          643
Snap-On                                               19,989          483
Timken                                                21,067          357
                                                                   19,331
Total Industrial                                                  271,391

MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Aetna *                                               47,068        1,218
Fluor                                                 25,926        1,170
Total Miscellaneous                                                 2,388

RETAIL  6.2%
Clothing Stores  0.4%
Gap                                                  278,564   $    8,079
TJX                                                   90,682        2,890
The Limited                                          140,742        2,325
Nordstrom                                             43,034          798
                                                                   14,092

Department Stores  2.8%
Wal-Mart                                           1,464,550       71,470
Target                                               294,116       10,176
Kohl's *                                             108,822        6,826
Sears                                                109,585        4,637
May Department Stores                                 97,581        3,343
Federated Department Stores *                         64,717        2,751
J.C. Penneyss.                                        85,428        2,252
Kmart *                                              158,756        1,821
Dillardsss.                                           28,343          433
                                                                  103,709

Grocery Stores  0.6%
Safeway *                                            165,915        7,964
Kroger *                                             269,378        6,734
Albertson's                                          134,079        4,021
Winn-Dixie                                            46,100        1,205
                                                                   19,924

Specialty Retail  2.4%
Home Depot                                           764,025       35,565
Walgreen                                             332,989       11,372
Lowes                                                125,597        9,112
Costco Wholesale *                                   146,644        6,024
CVS                                                  128,561        4,962
Best Buy *                                            68,600        4,358
Bed Bath & Beyond *                                   93,800        2,927
Staples *                                            148,753        2,379
Dollar General                                       108,736        2,120
Radio Shack                                           61,420        1,873
Tiffany                                               48,140        1,744
Toys "R" Us *                                         64,650        1,600

AutoZone *ss.                                         37,925   $    1,422
Circuit City Stores                                   69,002        1,242
Office Depot *                                        98,100        1,018
Big Lots *                                            36,135          494
                                                                   88,212
Total Retail                                                      225,937

TECHNOLOGY  21.4%
Communications Equipment  1.0%
Motorola                                             717,002       11,874
Nortel Networks                                    1,038,912        9,444
Lucent Technologies                                1,120,151        6,945
Comverse Technology *ss.                              54,200        3,095
Tellabs *                                            134,942        2,615
Scientific-Atlantass.                                 52,522        2,132
                                                                   36,105

Computer Communications Equipment  1.3%
Cisco Systems *                                    2,396,296       43,612
Cabletron Systems *                                   60,252        1,377
Adaptec *                                             34,700          345
                                                                   45,334

Computer Makers  2.0%
Dell Computer *                                      849,197       22,207
Hewlett-Packard                                      632,980       18,103
Sun Microsystems *                                 1,067,088       16,775
COMPAQ Computer                                      553,497        8,574
Apple Computer *                                     113,730        2,644
Gateway 2000 *                                       104,492        1,719
Palm *                                               185,705        1,127
                                                                   71,149

Computer Software  7.6%
Microsoft *                                        1,762,054      128,630
IBM                                                  568,164       64,203
Oracle *                                           1,838,564       34,933
VERITAS Software *                                   130,200        8,662
Siebel Systems *                                     148,100        6,946
Computer Associates                                  187,736        6,758
PeopleSoft *                                          92,927        4,575

Adobe Systems                                         78,592   $    3,694
Intuit *                                              67,100        2,683
Sabre Group *                                         43,450        2,172
Citrix Systems *                                      61,100        2,132
BMC Software *                                        79,281        1,787
ADC Telecommunications *                             253,300        1,672
Compuware *                                          118,670        1,660
Mercury Interactive *                                 26,200        1,569
Unisys *                                             103,262        1,519
NCR *                                                 31,800        1,495
Parametric Technology *                               84,888        1,188
Autodesk                                              19,008          709
Novell *                                             101,046           575
Sapient *                                             41,400          404
Roxio *                                                5,711           74
                                                                  278,040

Electronic Equipment  1.1%
JDS Uniphase *                                       429,600        5,370
Corning                                              301,496        5,038
Agilent Technologies *                               149,065        4,845
Solectron *                                          211,026        3,862
KLA-Tencor *                                          61,102        3,573
Danaher                                               46,739        2,617
Dover                                                 66,343        2,498
Sanmina *                                            101,000        2,364
Molexss.                                              64,625        2,361
Jabil Circuit *                                       63,200        1,950
Teradyne *                                            56,600        1,873
Eaton                                                 22,327        1,565
Millipore                                             15,627          969
PerkinElmer                                           33,384          919
Tektronix *                                           31,478          855
Andrew *                                              28,252          521
Power-One *ss.                                        25,500          424
                                                                   41,604

Information Services  0.9%
Automatic Data Processing                            204,426       10,160
Electronic Data Systems                              153,659        9,604

First Data                                           129,598   $    8,327
FIserv *                                              40,725        2,605
Computer Sciences *                                   55,819        1,931
Convergys *                                           56,400        1,706
                                                                   34,333

Internet  2.6%
AOL Time Warner *                                  1,448,709       76,782
QUALCOMM *                                           246,700       14,427
Yahoo! *ss.                                          183,700        3,672
Broadvision *ss.                                      88,561          443
                                                                   95,324

Miscellaneous Computer Hardware  0.9%
EMC *                                                717,880       20,854
Pitney Bowes                                          83,285        3,508
Lexmark International (Class A) *                     42,000        2,825
Xeroxss.                                             218,299        2,089
Symbol Technologies                                   71,175        1,580
Network Appliance *                                  105,600        1,447
Avaya *                                               90,912        1,245
                                                                   33,548

Semiconductor Capital Equipment  0.4%
Applied Materials *                                  264,138       12,969
Novellus Systems *                                    45,800        2,601
                                                                   15,570

Semiconductors  3.6%
Intel                                              2,203,932       64,465
Texas Instruments                                    567,484       17,876
Micron Technology *                                  194,964        8,013
Analog Devices *                                     118,200        5,112
Maxim Integrated Products *                          106,000        4,686
Linear Technology                                    103,500        4,577
Xilinx *                                             108,800        4,487
Altera *                                             129,800        3,764
Broadcom *                                            85,150        3,641
Advanced Micro Devices *ss.                          111,790        3,228
LSI Logic *                                          117,254        2,204
QLogic *                                              30,622        1,974
Applied Micro Circuits *ss.                           97,252        1,673

National Semiconductor *                              57,411   $    1,672
Vitesse Semiconductor *                               62,400        1,313
Conexant Systems *                                    80,900          724
                                                                  129,409
Total Technology                                                  780,416

TELECOMMUNICATIONS  5.5%
Telephone  4.9%
Verizon Communications                               886,011       47,402
SBC Communications                                 1,103,019       44,187
BellSouth                                            614,117       24,730
AT&Tss.                                              883,098       19,428
Qwest Communications                                 544,410       17,350
WorldCom - Worldcom Group *                          947,324       13,452
Sprint                                               291,096        6,218
Global Crossing *ss.                                 291,060        2,515
Centurytel                                            45,250        1,371
Citizens Communications *ss.                          93,500        1,125
WorldCom - MCI Group *                                 2,736           44
                                                                  177,822

Wireless Telecommunications  0.6%
Sprint PCS *ss.                                      304,212        7,347
ALLTEL                                               102,427        6,274
AT&T Wireless *                                      288,120        4,711
Nextel Communications *ss.                           247,826        4,337
                                                                   22,669
Total Telecommunications                                          200,491

TRANSPORTATION  0.7%
Air Transport  0.2%
Southwest Airlines                                   247,519        4,577
Delta                                                 40,939        1,804
AMR *                                                 48,997        1,770
USAir *                                               21,919          533
                                                                    8,684

Railroads  0.4%
Union Pacific                                         81,484   $    4,474
Burlington Northern Santa Fe                         129,605        3,910
Norfolk Southern                                     126,901        2,627
CSX                                                   70,278        2,547
                                                                   13,558

Trucking, Shipping and Air Freight  0.1%
Fedex *                                               97,686        3,927
                                                                    3,927
Total Transportation                                               26,169

UTILITIES  3.0%
Electric Utilities  2.6%
Duke Energy                                          252,124        9,835
AES *                                                174,302        7,504
Exelon                                               104,640        6,710
Southern                                             221,922        5,160
Dynegy (Class A)                                     106,460        4,950
American Electric Powerss.                           106,017        4,895
Dominion Resources                                    80,926        4,866
TXUss.                                                84,561        4,075
Mirant *                                             111,039        3,820
Calpine *ss.                                          97,900        3,701
FPL Group                                             57,736        3,476
XCEL Energyss.                                       111,582        3,175
Reliant Energy                                        96,743        3,116
Progress Energy                                       68,116        3,060
Entergy                                               73,761        2,832
Consolidated Edisonss.                                69,800        2,778
DTE Energyss.                                         56,188        2,609
PPL                                                   47,409        2,607
FirstEnergy                                           74,380        2,392
Constellation Energy Group                            53,345        2,272
Ameren                                                45,552        1,945
Allegheny Energy                                      40,300        1,944

CINergy                                               51,753   $    1,809
GPU                                                   40,267        1,415
PG&E                                                 126,364        1,415
Pinnacle West Capital                                 27,400        1,299
Edison Internationalss.                              106,068        1,183
Niagara Mohawk *                                      51,233          906
                                                                   95,749

Gas Utilities  0.4%
Public Service Enterprise                             71,032        3,473
Kinder Morgan                                         37,450        1,882
Sempra Energy                                         66,380        1,815
NiSource                                              66,175        1,809
KeySpan                                               43,740        1,596
CMS Energy                                            43,800        1,220
NICOR                                                 15,255          595
Peoples Energy                                        11,723          471
ONEOK                                                 18,550          365
                                                                   13,226
Total Utilities                                                   108,975

Total Common Stocks (Cost  $2,704,720)                          3,611,063

SHORT-TERM INVESTMENTS  1.7%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.50 - 4.518%, 8/23/01     $  4,400,000        4,372
                                                                    4,372
MONEY MARKET FUNDS  1.6%
T. Rowe Price Reserve Investment Fund, 4.34% #    57,874,440       57,874

Total Short-Term Investments (Cost  $62,246)                       62,246

Total Investments in Securities
100.8% of Net Assets (Cost $2,766,966)                         $3,673,309

Futures Contracts
In thousands                                      Contract  Unrealized
                                     Expiration    Value   Gain (Loss)
                                     ----------  --------- -----------
Long, 110 S&P 500 Index contracts,
$1,897,500 par of U.S. Treasury Bills
pledged  as initial margin             9/01     $ 33,872    $  (856)
Net payments (receipts) of variation
margin to date                                                  985
Variation margin receivable
(payable) on open futures contracts                                   129
Other Assets Less Liabilities                                     (30,557)

NET ASSETS                                                  $   3,642,881

Net Assets Consist of:
Accumulated net investment income - net of distributions       $      672
Accumulated net realized gain/loss - net of distributions         (13,599)
Net unrealized gain (loss)                                        905,487
Paid-in-capital applicable to 110,742,732 shares
of $0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized              2,750,321

NET ASSETS                                                     $3,642,881

NET ASSET VALUE PER SHARE                                      $    32.89

    #  Seven-day yield
    *  Non-income producing
  ss. All or a portion of this security is on loan at June 30, 2001-See Note 2. ADR American Depository Receipt
 REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Operations                                           In thousands
                                                                      6 Months
                                                                         Ended
                                                                       6/30/01
  Investment Income (Loss)
  Income
    Dividend                                                        $   22,558
    Interest                                                               906
    Securities lending                                                     135
    Other                                                                    2
    Total income                                                        23,601

  Expenses
    Shareholder servicing                                                4,545
    Investment management                                                1,573
    Prospectus and shareholder reports                                     123
    Custody and accounting                                                 114
    Registration                                                            21
    Directors                                                               10
    Legal and audit                                                          9
    Miscellaneous                                                          149
    Total expenses                                                       6,544

    Expenses paid indirectly                                                (2)
    Net expenses                                                         6,542

  Net investment income (loss)                                          17,059

  REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Securities                                                           1,302
    Futures                                                             (1,035)
    Net realized gain (loss)                                               267
  Change in net unrealized gain or loss
    Securities                                                        (297,482)
    Futures                                                             (1,046)
    Change in net unrealized gain or loss                             (298,528)
  Net realized and unrealized gain (loss)                             (298,261)
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                            $ (281,202)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS                                 In thousands
                                                         6 Months          Year
                                                            Ended         Ended
                                                          6/30/01      12/31/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                         $   17,059  $    39,314
  Net realized gain (loss)                                    267      130,648
  Change in net unrealized gain or loss                  (298,528)    (611,277)
  Increase (decrease) in net assets from operations (281,202) (441,315) Distributions to shareholders
  Net investment income                                   (16,601)     (39,254)
  Net realized gain                                             -       (9,469)
  Decrease in net assets from distributions               (16,601)     (48,723)
Capital share transactions *
  Shares sold                                             518,858    1,638,056
  Distributions reinvested                                 16,164       47,595
  Shares redeemed                                        (639,188)  (2,199,966)
  Redemption fees received                                      -          112
  Increase (decrease) in net assets from capital
  share transactions                                     (104,166)    (514,203)

Net Assets
Increase (decrease) during period                        (401,969)  (1,004,241)
Beginning of period                                     4,044,850    5,049,091

End of period                                          $3,642,881  $ 4,044,850

*Share information
  Shares sold                                              15,366       42,426
  Distributions reinvested                                    510        1,236
  Shares redeemed                                         (19,067)     (57,355)
  Increase (decrease) in shares outstanding                (3,191)     (13,693)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Unaudited                                                        June 30, 2001

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe  Price  Index  Trust,  Inc.  (the  trust) is  registered  under the
Investment Company Act of 1940. The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on March 30, 1990. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Redemption Fees The fund assesses a 0.5% fee on redemptions of fund shares held less than six months. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the six months ended June 30, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At June 30, 2001, the value of loaned securities was $73,623,000; aggregate collateral consisted of $74,818,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $81,168,000 and $210,907,000, respectively, for the six months ended June 30, 2001.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $2,766,966,000. Net unrealized gain aggregated $906,343,000 at period-end, of which $1,208,561,000 related to appreciated investments and $302,218,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $311,000 was payable at June 30, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through December 31, 2001, which would cause the fund's ratio of total expenses to average net assets to exceed 0.35%. Thereafter, through December 31, 2003 the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.35%. Pursuant to this agreement, $1,233,000 of management fees were not accrued by the fund for the six months ended June 30, 2001. At June 30, 2001, unaccrued fees in the amount of $1,272,000 remain subject to reimbursement by the fund through December 31, 2001, and $1,914,000 through December 31, 2003.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $4,159,000 for the six months ended June 30, 2001, of which $785,000 was payable at period-end.

     Consistent with its investment objective, the fund may invest in Price Associates. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Fund), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Associates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2001, totaled $806,000 and are reflected as interest income in the accompanying Statement of Operations.

NOTE 5 - INTERFUND BORROWING

     Pursuant to the fund's prospectus, the fund may borrow up to 331U3% of its total assets. The fund is party to an interfund borrowing agreement between the fund and other T. Rowe Price-sponsored mutual funds, which permits it to borrow or lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended June 30, 2001, the fund borrowed amounts ranging from $1,900,000 to $11,500,000, on 5 days, at a weighted average rate of 5.19%. There were no borrowings outstanding at June 30, 2001.

FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

FOR THE HEARING IMPAIRED, CALL:
1-800-367-0763

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

INVESTOR CENTERS:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

BALTIMORE AREA
Downtown
105 East Lombard Street

OWINGS MILLS
Three Financial Center
4515 Painters Mill Road

BOSTON AREA
386 Washington Street
Wellesley

CHICAGO AREA
1900 Spring Road, Suite 104
Oak Brook

COLORADO SPRINGS
2260 Briargate Parkway

LOS ANGELES AREA
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

NEW JERSEY/NEW YORK AREA
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

SAN FRANCISCO AREA
1990 North California Boulevard, Suite 100
Walnut Creek

TAMPA
4200 West Cypress Street
10th Floor

WASHINGTON, D.C., AREA
Downtown
900 17th Street N.W.
Farragut Square

TYSONS CORNER
1600 Tysons Boulevard
Suite 150

T. Rowe Price Investment Services, Inc., Distributor.          F50-051  6/30/01